Other disclosures - Related party transactions - Narrative (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share repurchase programme of Novo Nordisk B shares
Disclosure of subsidiaries [line items]
Share repurchase programme, authorized amount	kr 15,000,000,000	kr 1,700,000,000
Parent | Novo Holdings A/S
Disclosure of subsidiaries [line items]
Share capital owned (as a percent)	28.10%
Number of votes (as a percent)	75.80%
Purchase of Novo Nordisk B shares	kr 4,207,000,000	kr 0	kr 0
Parent | Novo Holdings A/S | B shares
Disclosure of subsidiaries [line items]
Number of shares acquired (in shares)	14,025,000